Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease expense	$ 2,894	$ 960
Short-term lease expense	281	256
Total lease cost	$ 3,175	$ 1,216